Consolidated Statement of Comprehensive Income (Loss) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Comprehensive income (loss):
Net income (loss)	$ 2,509	$ (350)	$ (1,314)
Cash flow hedging activities:
Net unrealized gain (loss) from derivative instruments, net of taxes of $2, ($1), and $0 in 2017, 2016, and 2015, respectively	(9)	4	6
Reclassifications into earnings of net derivative instruments (gain) loss, net of taxes of ($1) in 2017, and $1 in 2016 and 2015	6	(2)	(6)
Foreign currency translation activities:
Foreign currency translation adjustments, net of taxes of $0, ($37), and $31 in 2017, 2016, and 2015, respectively	1	50	(204)
Reclassification into earnings upon sale of foreign entities, net of taxes of ($36) in 2016	0	119	0
Pension and other postretirement benefits:
Amortization of prior service cost (credit) included in net periodic benefit cost (credit), net of taxes of $2, $2, and $3 in 2017, 2016, and 2015, respectively	(3)	(4)	(3)
Net actuarial gain (loss) arising during the year, net of taxes of ($15), $8, and ($5) in 2017, 2016 and 2015, respectively	44	(15)	8
Amortization of actuarial (gain) loss and net actuarial loss from settlements included in net periodic benefit cost (credit), net of taxes of ($37), ($12), and ($18) in 2017, 2016, and 2015, respectively (Note 9)	61	20	28
Other comprehensive income (loss)	100	172	(171)
Comprehensive income (loss)	2,609	(178)	(1,485)
Less: Comprehensive income (loss) attributable to noncontrolling interests	334	143	(813)
Comprehensive Income (loss) attributable to The Williams Companies, Inc.	$ 2,275	$ (321)	$ (672)